Summary of significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Advertising expense	$ 800	$ 300
Restricted cash	900	0
Beneficial conversion feature, amount	2,700	3,600
Accumulated deficit	(155,514)	(103,366)	$ (200)
Additional paid in capital	$ 179,723	$ 117,727	$ 300